Operating Segments (Details 3) - NZD ($) $ in Thousands		7 Months Ended	12 Months Ended
		Jan. 31, 2017	Jan. 31, 2018	Jun. 30, 2016	Jun. 30, 2015
Operating Segments [Line Items]
Revenue from external customers		$ 95,996	$ 131,285	$ 143,290	$ 138,814
Service income		0	0	7,702	0
Other revenue		288	103	8	24
Revenue		96,284	131,388	151,000	138,838
Cost of sales		(57,144)	(87,459)	(83,525)	(79,031)
Gross margin		39,140	43,929	67,475	59,807
Other segment expenses	[1]	(32,040)	(47,354)	(48,362)	(42,203)
Unallocated expenses
Administrative expenses		(2,383)	(4,131)	(4,090)	(4,691)
Corporate expenses		(8,082)	(12,851)	(13,002)	(13,940)
Other foreign exchange gain/loss		3,306	(757)	2,423	(4,700)
EBITDA		(2,126)	(24,053)	10,470	3,420
Brand transition, restructure and transaction expenses		(1,321)	(3,272)	(2,232)	(12,182)
Finance expense		(6,238)	(8,791)	(10,409)	(5,870)
Impairment expense		(292)	(1,914)	(2,157)	0
Depreciation and amortisation		(1,842)	(3,030)	(5,446)	(4,250)
Fair value gain/(loss) on foreign exchange contracts		2,135	(502)	7,660	(6,330)
Unrealised foreign exchange (gain)/loss		(568)	1,636	77	(1,827)
Fair value gain/(loss) on Convertible Notes derivative		(592)	2,393	0	0
Loss before income tax expense		(15,114)	(37,533)	(15,200)	(14,379)
Income tax expense		(865)	(60)	(5,546)	1,274
Loss after income tax expense		(15,979)	(37,593)	(20,746)	(13,105)
E-Commerce segment [Member]
Operating Segments [Line Items]
Revenue from external customers		18,140	32,234	6,722	5,683
Service income			0	0
Other revenue				0	0
Revenue		18,140	32,234	6,722	5,683
Cost of sales		(11,902)	(20,974)	(3,582)	(3,072)
Gross margin		6,238	11,260	3,140	2,611
Other segment expenses	[1]	(3,654)	(11,520)	(2,039)	(1,991)
Unallocated expenses
Administrative expenses		0	0	0	0
Corporate expenses		0	0	0	0
Other foreign exchange gain/loss		0	0	0	0
EBITDA		2,584	(260)	1,101	620
Brand transition, restructure and transaction expenses		0	0	0	0
Finance expense		0	0	0	0
Impairment expense		0	0	0
Depreciation and amortisation		0	0	0	0
Fair value gain/(loss) on foreign exchange contracts		0	0	0	0
Unrealised foreign exchange (gain)/loss		0	0	0	0
Fair value gain/(loss) on Convertible Notes derivative		0	0
Loss before income tax expense		2,584	(260)	1,101	620
Income tax expense		0	0	0	0
Loss after income tax expense		2,584	(260)	1,101	620
Unallocated amounts [member]
Operating Segments [Line Items]
Revenue from external customers		0	0	0	0
Service income			102	7,702
Other revenue				8	24
Revenue		0	102	7,710	24
Cost of sales		(340)	(3,123)	15	3
Gross margin		(340)	(3,021)	7,725	27
Other segment expenses	[1]	(8,068)	0	(13,975)	(10,665)
Unallocated expenses
Administrative expenses		(541)	(1,101)	(801)	(441)
Corporate expenses		(8,082)	(19,150)	(13,002)	(13,940)
Other foreign exchange gain/loss		(603)	(377)	5,160	197
EBITDA		(17,634)	(23,649)	(14,893)	(24,822)
Brand transition, restructure and transaction expenses		(1,321)	(3,272)	(2,232)	(12,182)
Finance expense		(6,238)	(8,791)	(10,409)	(5,870)
Impairment expense		(11)	(1,914)	0
Depreciation and amortisation		(1,842)	(3,030)	(3,289)	(4,250)
Fair value gain/(loss) on foreign exchange contracts		(2,135)	(502)	(7,660)	6,330
Unrealised foreign exchange (gain)/loss		(568)	1,636	77	(1,827)
Fair value gain/(loss) on Convertible Notes derivative		(592)	2,393
Loss before income tax expense		(30,341)	(37,129)	(38,406)	(42,621)
Income tax expense		(865)	(60)	(5,546)	1,274
Loss after income tax expense		(31,206)	(37,189)	(43,952)	(41,347)
Country of domicile [member]
Operating Segments [Line Items]
Revenue		30,676	46,665	62,109	54,834
Country of domicile [member] | Retail segment [Member]
Operating Segments [Line Items]
Revenue from external customers		21,953	34,269	37,389	37,089
Service income			0	0
Other revenue				0	0
Revenue		21,953	34,269	37,389	37,089
Cost of sales		(9,707)	(16,488)	(16,053)	(16,270)
Gross margin		12,246	17,781	21,336	20,819
Other segment expenses	[1]	(7,480)	(13,451)	(12,263)	(11,885)
Unallocated expenses
Administrative expenses		0	0	0	0
Corporate expenses		0	0	0	0
Other foreign exchange gain/loss		0	0	0	0
EBITDA		4,766	4,330	9,073	8,934
Brand transition, restructure and transaction expenses		0	0	0	0
Finance expense		0	0	0	0
Impairment expense		0	0	0
Depreciation and amortisation		0	0	0	0
Fair value gain/(loss) on foreign exchange contracts		0	0	0	0
Unrealised foreign exchange (gain)/loss		0	0	0	0
Fair value gain/(loss) on Convertible Notes derivative		0	0
Loss before income tax expense		4,766	4,330	9,073	8,934
Income tax expense		0	0	0	0
Loss after income tax expense		4,766	4,330	9,073	8,934
Country of domicile [member] | Wholesale segment [Member]
Operating Segments [Line Items]
Revenue from external customers		7,484	10,453	15,071	16,333
Service income			0	0
Other revenue				0	0
Revenue		7,484	10,453	15,071	16,333
Cost of sales		(4,961)	(8,213)	(10,721)	(10,978)
Gross margin		2,523	2,240	4,350	5,355
Other segment expenses	[1]	(475)	(1,068)	(709)	(1,787)
Unallocated expenses
Administrative expenses		0	0	0	0
Corporate expenses		0	0	0	0
Other foreign exchange gain/loss		0	0	0	0
EBITDA		2,048	1,172	3,641	3,568
Brand transition, restructure and transaction expenses		0	0	0	0
Finance expense		0	0	0	0
Impairment expense		0	0	0
Depreciation and amortisation		0	0	0	0
Fair value gain/(loss) on foreign exchange contracts		0	0	0	0
Unrealised foreign exchange (gain)/loss		0	0	0	0
Fair value gain/(loss) on Convertible Notes derivative		0	0
Loss before income tax expense		2,048	1,172	3,641	3,568
Income tax expense		0	0	0	0
Loss after income tax expense		2,048	1,172	3,641	3,568
Foreign countries one [Member]
Operating Segments [Line Items]
Revenue		32,913	38,208	53,193	51,997
Foreign countries one [Member] | Retail segment [Member]
Operating Segments [Line Items]
Revenue from external customers		12,053	18,236	20,680	18,491
Service income			0	0
Other revenue				0	0
Revenue		12,053	18,236	20,680	18,491
Cost of sales		(5,592)	(9,457)	(8,930)	(8,066)
Gross margin		6,461	8,779	11,750	10,425
Other segment expenses	[1]	(6,196)	(11,329)	(9,835)	(7,624)
Unallocated expenses
Administrative expenses		0	0	0	0
Corporate expenses		0	0	0	0
Other foreign exchange gain/loss		0	0	0	0
EBITDA		265	(2,550)	1,915	2,801
Brand transition, restructure and transaction expenses		0	0	0	0
Finance expense		0	0	0	0
Impairment expense		(281)	0	0
Depreciation and amortisation		0	0	0	0
Fair value gain/(loss) on foreign exchange contracts		0	0	0	0
Unrealised foreign exchange (gain)/loss		0	0	0	0
Fair value gain/(loss) on Convertible Notes derivative		0	0
Loss before income tax expense		(16)	(2,550)	1,915	2,801
Income tax expense		0	0	0	0
Loss after income tax expense		(16)	(2,550)	1,915	2,801
Foreign countries one [Member] | Wholesale segment [Member]
Operating Segments [Line Items]
Revenue from external customers		18,091	15,512	28,021	29,817
Service income			0	0
Other revenue				0	0
Revenue		18,091	15,512	28,021	29,817
Cost of sales		(11,431)	(12,545)	(18,056)	(18,461)
Gross margin		6,660	2,967	9,965	11,356
Other segment expenses	[1]	(2,089)	(3,781)	(3,520)	(2,449)
Unallocated expenses
Administrative expenses		0	0	0	0
Corporate expenses		0	0	0	0
Other foreign exchange gain/loss		0	0	0	0
EBITDA		4,571	(814)	6,445	8,907
Brand transition, restructure and transaction expenses		0	0	0	0
Finance expense		0	0	0	0
Impairment expense		0	0	0
Depreciation and amortisation		0	0	(2,157)	0
Fair value gain/(loss) on foreign exchange contracts		0	0	0	0
Unrealised foreign exchange (gain)/loss		0	0	0	0
Fair value gain/(loss) on Convertible Notes derivative		0	0
Loss before income tax expense		4,571	(814)	4,288	8,907
Income tax expense		0	0	0	0
Loss after income tax expense		4,571	(814)	4,288	8,907
Foreign countries three [Member]
Operating Segments [Line Items]
Revenue		9,549	14,192	16,531	17,572
Foreign countries three [Member] | Wholesale segment [Member]
Operating Segments [Line Items]
Revenue from external customers		9,548	14,192	16,531	17,548
Service income			0	0
Other revenue				0	0
Revenue		9,548	14,192	16,531	17,548
Cost of sales		(6,277)	(10,221)	(11,658)	(11,258)
Gross margin		3,271	3,971	4,873	6,290
Other segment expenses	[1]	(2,013)	(2,904)	(3,204)	(3,266)
Unallocated expenses
Administrative expenses		0	0	0	0
Corporate expenses		0	0	0	0
Other foreign exchange gain/loss		0	0	0	0
EBITDA		1,258	1,067	1,669	3,024
Brand transition, restructure and transaction expenses		0	0	0	0
Finance expense		0	0	0	0
Impairment expense		0	0	0
Depreciation and amortisation		0	0	0	0
Fair value gain/(loss) on foreign exchange contracts		0	0	0	0
Unrealised foreign exchange (gain)/loss		0	0	0	0
Fair value gain/(loss) on Convertible Notes derivative		0	0
Loss before income tax expense		1,258	1,067	1,669	3,024
Income tax expense		0	0	0	0
Loss after income tax expense		1,258	1,067	1,669	3,024
Foreign countries two [Member]
Operating Segments [Line Items]
Revenue		23,146	32,323	19,167	14,435
Foreign countries two [Member] | Wholesale segment [Member]
Operating Segments [Line Items]
Revenue from external customers		9,015	6,390	18,876	13,853
Service income			0	0
Other revenue				0	0
Revenue		9,015	6,390	18,876	13,853
Cost of sales		(6,934)	(6,438)	(14,540)	(10,929)
Gross margin		2,081	(48)	4,336	2,924
Other segment expenses	[1]	(2,065)	(3,301)	(2,817)	(2,536)
Unallocated expenses
Administrative expenses		0	0	0	0
Corporate expenses		0	0	0	0
Other foreign exchange gain/loss		0	0	0	0
EBITDA		16	(3,349)	1,519	388
Brand transition, restructure and transaction expenses		0	0	0	0
Finance expense		0	0	0	0
Impairment expense		0	0	0
Depreciation and amortisation		0	0	0	0
Fair value gain/(loss) on foreign exchange contracts		0	0	0	0
Unrealised foreign exchange (gain)/loss		0	0	0	0
Fair value gain/(loss) on Convertible Notes derivative		0	0
Loss before income tax expense		16	(3,349)	1,519	388
Income tax expense		0	0	0	0
Loss after income tax expense		$ 16	$ (3,349)	$ 1,519	$ 388

[1]	Other segment expenses relate to brand management expenses and some corporate expenses.